Form 13F
Form 13F Cover Page

Report for the Calendar Year or Quarter
Ended: December 31, 2009
Check here if Amendment [ ]; Amendment
Number:
This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name: Corbyn Investment Management, Inc.
Address: Suite 108 2330 W. Joppa Rd.
Lutherville, MD 21093
13F File Number: 28-4242

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: Karla K. Moore
Title: Corporate Secretary, CCO
Phone: 410-832-5500
Signature, Place and Date of Signing:
Karla K. Moore Lutherville, MD 01/19/2010



Report Type (Check only one):
[X] 13F Holdings Report.

[ ] 13F Notice.

[ ] 13F Combination Report.

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.





Form 13F Summary Page

Report Summary:

Number of Other Included Managers:
0
Form 13F Information Table Entry Total:
59
Form 13F Information Table Value Total:
$459,831
List of Other Included Managers:
NONE







Name of Issuer       Title
                     of
                     Class        CUSIP       Value    Shrs or    SH/PRN  Put/  Investment  Other     Voting Authority
                                                       Prn Amt            Call  Discretion  Managers   Sole


American Natl Bankshare Com        027745108   1,420     64,858      SH          DEFINED              64,858
Assurant                Com        04621X108  21,557    731,240      SH          DEFINED             731,240
Atlas America           Com        049167109     518     17,193      SH          SOLE                 17,193
BCSB Bancorp	      Com        055367106   1,239    138,424      SH          DEFINED             138,424
Baker Michael Corp      Com        057149106  25,488    615,657      SH          DEFINED             615,657
Berkley, WR             Com        084423102   9,362    379,942      SH          DEFINED             379,942
Brush Engineered        Com        117421107   2,549    137,475      SH          DEFINED             137,475
Cardinal Financial      Com        14149F109   4,772    546,052      SH          DEFINED             546,052
Carpenter Tech          Com        144285103  10,151    376,652      SH          DEFINED             376,652
ConocoPhillips          Com        20825C104   1,451     28,409      SH          DEFINED              28,409
EOG Res Inc.            Com        26875P101   6,376     65,525      SH          DEFINED              65,525
Emcor Group             Com        29084Q100  15,082    560,675      SH          DEFINED             560,675
Emerson Elec Co.        Com        291011104   2,752     64,598      SH          DEFINED              64,598
Energen Corp.           Com        29265N108   7,578    161,920      SH          DEFINED             161,920
FTI Consulting          Com        302941109  16,191    343,310      SH          DEFINED             343,310
First Potomac           Com        33610F109     163     12,950      SH          DEFINED              12,950
John Hancock Bk      SHBENINT      409735107     188     13,293      SH          SOLE                 13,293
J2Global Comm           Com        46626E205  14,800    727,297      SH          DEFINED             727,297
MasTec Inc.             Com        576323109   7,360    588,793      SH          DEFINED             588,793
Middleburg Financial    Com        596094102     787     65,000      SH          SOLE                 65,000
NGP Capital Resources   Com        62912R107   4,701    578,228      SH          DEFINED             578,228
Oceanfirst Fin          Com        675234108     805     71,344      SH          DEFINED              71,344
PartnerRe Holdings      Com        G6852T105  17,669    236,660      SH          DEFINED             236,660
PPL Corporation         Com        69351T106   9,418    291,497      SH          DEFINED             291,497
Pentair                 Com        709631105     646     20,000      SH          SOLE                 20,000
Prestige Brands         Com        74112D101  12,617  1,605,190      SH          DEFINED           1,605,190
Ralcorp Holdings        Com        751028101  11,996    200,900      SH          DEFINED             200,900
Republic SVCS           Com        760759100  22,683    801,253      SH          DEFINED             801,253
Rosetta Resources       Com        777779307  10,091    506,596      SH          DEFINED             506,596
Rudolph Tech            Com        781270103     229     34,093      SH          SOLE                 34,093
Rush Enterprises        CLA        781846209   6,697    563,222      SH          DEFINED             563,222
Rush Enterprises        CLB        781846308   3,109    295,798      SH          SOLE                295,798
Southern National Banc  Com        843395104   1,439    199,862      SH          SOLE                199,862
SunTrust Bks            Com        867914103     849     41,872      SH          DEFINED              41,872
Suncor Energy           Com        867229106  12,753    361,175      SH          DEFINED             361,175
Tessera Technologies    Com        88164L100   5,433    233,480      SH          DEFINED             233,480
United America          CLA        90933T109  15,917  2,009,768      SH          DEFINED           2,009,768
Urstadt Biddle Pptys    CLA        917286205     419     27,500      SH          SOLE                 27,500
Verizon                 Com        92343V104  23,158    699,000      SH          DEFINED             699,000
Watsco Inc.             Com        942622200   6,032    123,162      SH          DEFINED             123,162
Advanced Micro     Note 5.75 8/1   007903AN7   2,823  2,862,000      PRN         SOLE              2,862,000
American Tower     Note 5.0  2/1   029912AF9   3,474  3,474,000      PRN         SOLE              3,474,000
Griffon Corp       Note 4.0 7/1    398433AC6   9,302  9,267,000      PRN         DEFINED           9,267,000
Hologic Inc        FRNT 2.0 12/1   436440AA9  10,720 12,557,000      PRN         DEFINED          12,557,000
Hutchinson Tech    Note 2.25 3/1   448407AE6   4,486  4,509,000      PRN         DEFINED           4,509,000
Jakks Pac Inc.     Note 4.625 6/1  47012EAB2   4,209  4,300,000      PRN         DEFINED           4,300,000
Level 3 Communic   Note 6.0  3/1   52729NAS9   4,151  4,151,000      PRN         DEFINED           4,151,000
Level 3 Communic   Note 2.875 7/1  52729NBA7   6,808  6,974,000      PRN         DEFINED           6,974,000
Lucent Tech        DBCV 2.875 6/1  549463AG2  12,404 12,513,000      PRN         DEFINED          12,513,000
MasTec Inc         Note 4.0 6/1    576323AG4   2,105  2,000,000      PRN         DEFINED           2,000,000
Maxtor Corp        Note 6.8 4/3    577729AC0  19,847 19,650,000      PRN         DEFINED          19,650,000
Mentor Graphics    FRNT     8/0    587200AD8     727    763,000      PRN         SOLE                763,000
Noram Energy       SDCV 6.0 3/1    655419AC3     715    733,900      PRN         SOLE                733,900
ON Semiconductor   Note     4/1    682189AE5   6,459  6,211,000      PRN         SOLE              6,211,000
Par Pharmaceutical Note 2.875 9/3  717125AC2  12,033 12,310,000      PRN         DEFINED          12,310,000
School Specialty   NOTE 3.75 8/0   807863AE5  16,491 16,806,000      PRN         DEFINED          16,806,000
Sunpower Corp      DBCV  .75 8/0   867652AB5  16,772 17,380,000      PRN         DEFINED          17,380,000
Transocean Inc.    Note 1.625 12/1 893830AU3   1,294  1,307,000      PRN         SOLE              1,307,000
Wesco Intl         DBCV 2.625 10/1 95082PAE5   8,566  8,675,000      PRN         DEFINED           8,675,000